3. Research and Development Expenses (Dec. 2017 Note) (Tables)	9 Months Ended
Dec. 31, 2017
Research and Development [Abstract]
Research and Development Expenses
	December 31,	December 31,
	2017	2016
Three months ended	$129,207	$178,440
Nine months ended	$462,640	$497,075